Combined Consolidated Statements of Stockholders' (Deficit) Equity - USD ($) $ in Thousands	Total	Total ImmunityBio Stockholders' (Deficit) Equity	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive (Loss) Income	Noncontrolling Interests
Beginning Balance at Dec. 31, 2018	$ 81,943	$ 94,261	$ 35	$ 1,326,760	$ (1,232,320)	$ (214)	$ (12,318)
Beginning Balance, Shares at Dec. 31, 2018			348,677,955
Issuance of common stock for equity investment	30,000	30,000	$ 0	30,000	0	0	0
Issuance of common stock for equity investment, Shares			2,047,500
Stock-based compensation expense	3,421	3,421	$ 0	3,421	0	0	0
Exercise of stock options	4,086	4,086	$ 0	4,086	0	0	0
Exercise of stock options, Shares			1,995,120
Exercise of warrants	41,864	41,864	$ 2	41,862	0	0	0
Exercise of warrants, Shares			19,664,050
Vesting of restricted stock units (RSUs)	0	0	$ 0	0	0	0	0
Vesting of restricted stock units (RSUs), Shares			395,051
Net share settlement for restricted stock unit vesting and option/warrant exercises	(127)	(127)	$ 0	(127)	0	0	0
Net share settlement for restricted stock unit vesting and option/warrant exercises, Shares			(124,345)
Repurchase of common stock	$ (2,501)	(2,501)	$ 0	0	(2,501)	0	0
Repurchase of common stock, Shares	(473,586)		(678,336)
Cumulative effect of the adoption of the new standard | Accounting Standards Update 2014-09	$ (682)	(682)	$ 0	0	(682)	0	0
Deconsolidation of Precision Biologics	18,353	0	0	0	0	0	18,353
Other comprehensive income	127	127	0	0	0	127	0
Net loss	(160,158)	(157,777)	0	0	(157,777)	0	(2,381)
Ending Balance at Dec. 31, 2019	$ 16,326	12,672	$ 37	1,406,002	(1,393,280)	(87)	3,654
Ending Balance, Shares at Dec. 31, 2019	371,976,995		371,976,995
Issuance of common stock, net	$ 86,302	86,302	$ 1	86,301	0	0	0
Issuance of common stock, net, Shares			8,521,500
Stock-based compensation expense	2,187	2,187	$ 0	2,187	0	0	0
Exercise of stock options	1,176	1,176	$ 0	1,176	0	0	0
Exercise of stock options, Shares			1,272,273
Vesting of restricted stock units (RSUs)	0	0	$ 0	0	0	0	0
Vesting of restricted stock units (RSUs), Shares			648,336
Net share settlement for restricted stock unit vesting and option/warrant exercises	$ (503)	(503)	$ 0	(503)	0	0	0
Net share settlement for restricted stock unit vesting and option/warrant exercises, Shares			(175,962)
Repurchase of common stock, Shares	0
Other comprehensive income	$ 209	209	$ 0	0	0	209	0
Net loss	(224,187)	(221,851)	0	0	(221,851)	0	(2,336)
Ending Balance at Dec. 31, 2020	$ (118,490)	$ (119,808)	$ 38	$ 1,495,163	$ (1,615,131)	$ 122	$ 1,318
Ending Balance, Shares at Dec. 31, 2020	382,243,142		382,243,142